Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.43%	17.08%	14.76%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.14%	15.53%	13.84%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.33%	12.75%	11.64%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.82%	11.71%	10.73%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	30.09%	15.90%	13.75%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.74%	16.49%	14.14%